SHARE-BASED PAYMENTS - Schedule of expense recognized from share based payment transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses recognized from share-based payment transactions
Restricted and performance share units	$ 29.1	$ 12.1	$ 0.0
Equity-settled share options	8.1	7.4	10.7
Cash-settled awards	0.0	1.8	35.3
Total	$ 37.2	$ 21.3	$ 46.0